CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated (Deficit)	Total
Beginning Balance, Amount at Dec. 31, 2013	$ 35,299	$ 13,789,473	$ (18,731,120)	$ (4,906,348)
Beginning Balance, Shares at Dec. 31, 2013	35,299,429
Stock issued for services, Amount	$ 161	196,339		196,500
Stock issued for services, Shares	161,379
Shares issued per 2013 amended license agreement, Amount	$ 1,375	(1,375)
Shares issued per 2013 amended license agreement, Shares	1,375,000
Stock issued for interest on notes payable, Amount	$ 272	256,215		256,487
Stock issued for interest on notes payable, Shares	271,555
Stock issued upon debt conversion, Amount	$ 639	359,378		360,017
Stock issued upon debt conversion, Shares	639,151
Stock and warrants issued upon conversion of liabilities, Amount	$ 347	380,822		381,169
Stock and warrants issued upon conversion of liabilities, Shares	346,518
Stock issued upon warrant exercise, Amount	$ 6	7,807		7,813
Stock issued upon warrant exercise, Shares	6,250
Stock issued upon cashless warrant exercise, Amount	$ 1,174	(1,174)
Stock issued upon cashless warrant exercise, Shares	1,174,059
Sale of stock and warrants, net of issuance costs, Amount	$ 955	1,003,980		1,004,935
Sale of stock and warrants, net of issuance costs, Shares	954,782
Issuance of stock options		3,122,259		3,122,259
Net loss			(5,007,557)	(5,007,557)
Ending Balance, Amount at Dec. 31, 2014	$ 40,228	19,113,724	(23,738,677)	(4,584,725)
Ending Balance, Shares at Dec. 31, 2014	40,228,123
Stock issued for interest on notes payable, Amount	$ 335	161,245		161,580
Stock issued for interest on notes payable, Shares	335,000
Stock issued upon debt conversion, Amount	$ 6,631	4,448,566		4,455,197
Stock issued upon debt conversion, Shares	6,630,995
Issuance of stock options		789,087		789,087
Warrants to be issued		495,394		495,394
Net loss			(14,261,531)	(14,261,531)
Ending Balance, Amount at Dec. 31, 2015	$ 47,194	25,008,016	(38,000,208)	(12,944,998)
Ending Balance, Shares at Dec. 31, 2015	47,194,118
Stock issued for interest on notes payable, Amount	$ 329	262,871		263,200
Stock issued for interest on notes payable, Shares	329,000
Stock issued upon debt conversion, Amount	$ 348	173,727		174,075
Stock issued upon debt conversion, Shares	348,149
Stock issued upon warrant exercise, Amount	$ 32	26,325		26,357
Stock issued upon warrant exercise, Shares	31,707
Stock issued upon cashless warrant exercise, Amount	$ 1,389	1,427,153		1,428,542
Stock issued upon cashless warrant exercise, Shares	1,389,323
Issuance of stock options		889,542		889,542
Warrants to be issued		78,020		78,020
Net loss			(16,636,341)	(16,636,341)
Ending Balance, Amount at Sep. 30, 2016	$ 49,292	$ 27,865,654	$ (54,636,549)	$ (26,721,603)
Ending Balance, Shares at Sep. 30, 2016	49,292,297